ACQUISITIONS - Fair value of the purchase consideration - CER acquisition (Details) - CER	Apr. 25, 2025 USD ($)
ACQUISITIONS
Settlement of liabilities with NCLT plan	$ 1,137,818
Deferred consideration	(903,446)
Present value of deferred consideration	874,268
Total consideration	$ 1,108,640